Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 28, 2017
Document Effective Date	Mar. 31, 2017
Prospectus Date	Mar. 31, 2017
Class T Prospectus | Dreyfus Opportunistic Midcap Value Fund | Class T
Prospectus:
Trading Symbol	DOMTX
Class T Prospectus | Dreyfus Opportunistic U.S. Stock Fund | Class T
Prospectus:
Trading Symbol	DOSTX
Class T Prospectus | Dreyfus Strategic Value Fund | Class T
Prospectus:
Trading Symbol	DTRGX
Class T Prospectus | Dreyfus Structured Midcap Fund | Class T
Prospectus:
Trading Symbol	DTPSX
Class T Prospectus | Dreyfus Technology Growth Fund | Class T
Prospectus:
Trading Symbol	DTGTX